Borrowing Arrangements - Paycheck Protection Program Loan (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	May 04, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Borrowing Arrangements
Amount of loan received		$ 1,982	$ 1,982	$ 5,001
PPP Loan
Borrowing Arrangements
Amount of loan received	$ 1,982
Accrues interest at annual rate	1.00%				1.00%